EQUITY INVESTMENTS - Schedule of Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 0	$ 0
Equity investments without readily determinable fair value	4,000	4,000
Total equity investments	$ 4,000	$ 4,000